Investment Securities - Securities Pledged (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Debt securities with carrying values, pledged	$ 111.6	$ 275.4